UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08885

                                 Alight Series Trust

        (Exact name of registrant as specified in charter)

        4 Overlook Point Lincolnshire, IL 60069

    (Address of principal executive offices) (Zip code)

Douglas S. Keith 4 Overlook Point Lincolnshire, IL 60069

            (Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end:     December 31, 2018

Date of reporting period:     March 31, 2018

Item 1. Schedule of Investments.

Alight Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $570,305,903 and 6.1% respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

Schedule of Investments (unaudited) March 31, 2018	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 67.8%
U.S. Treasury Obligations
U.S. Treasury Bills(a):
1.36%, 04/05/18	$13,810	$13,808,189
1.36%, 04/05/18	100,000	99,986,778
1.36%, 04/05/18	77,405	77,391,669
1.24%, 04/12/18	252,000	251,906,060
1.74%, 04/19/18	49,090	49,048,273
1.74%, 04/19/18	250,000	249,785,000
1.74%, 04/19/18	12,745	12,733,976
1.29%, 05/03/18	100,000	99,888,000
1.60%, 05/17/18	671,385	670,038,127
1.47%, 05/31/18	69,180	69,014,544
1.48%, 06/07/18	44,750	44,629,654
1.48%, 06/07/18	240,015	239,367,292
1.49%, 06/14/18	9,485	9,456,729
1.49%, 06/14/18	9,485	9,456,534
1.81%, 06/21/18	51,160	50,955,104
1.57%, 06/28/18	499,715	497,846,066
1.57%, 06/28/18	78,940	78,640,905
1.61%, 07/05/18	100,000	99,584,375
1.61%, 07/12/18	350,000	348,438,125
1.62%, 07/19/18	20,430	20,356,390
1.62%, 07/19/18	100,000	99,517,069
1.62%, 07/19/18	187,000	186,094,089
1.62%, 07/19/18	150,000	149,273,106
1.66%, 08/02/18	201,890	200,769,090
1.69%, 08/09/18	23,110	22,972,303
1.78%, 08/16/18	54,525	54,163,954
1.78%, 08/16/18	23,545	23,388,197
1.78%, 08/16/18	25,000	24,830,177
1.86%, 08/23/18	97,260	96,551,947
1.90%, 09/13/18	32,050	31,778,243
1.90%, 09/13/18	12,760	12,651,367
2.00%, 09/20/18	600,000	594,410,000
1.94%, 09/27/18	200,000	198,115,528

Security	Par (000)	Value
U.S. Treasury Notes:
(3 mo.Treasury money market yield + 0.19%), 1.96%, 04/30/18(b)	$259,030	$259,036,760
1.38%, 07/31/18	173,955	173,802,804
(3 mo.Treasury money market yield + 0.17%), 1.94%, 07/31/18(b)	52,020	52,019,356
1.38%, 09/30/18	59,920	59,849,152
0.88%, 10/15/18	14,995	14,929,393
(3 mo.Treasury money market yield + 0.17%), 1.94%, 10/31/18(b)	143,455	143,452,539
1.38%, 11/30/18	11,500	11,471,814
1.13%, 01/15/19	34,015	33,802,699
1.13%, 01/31/19	11,895	11,818,381
1.25%, 01/31/19	11,895	11,830,628
1.50%, 01/31/19	4,760	4,744,042
(3 mo.Treasury money market yield + 0.14%), 1.91%, 01/31/19(b)	56,535	56,556,526
(3 mo.Treasury money market yield + 0.07%), 1.84%, 04/30/19(b)	117,720	117,715,589
1.82%, 10/31/19(b)	261,785	261,829,884
1.77%, 01/31/20(b)	410,775	410,532,173

Total U.S. Treasury Obligations — 67.8% (Cost — $6,310,238,600)		6,310,238,600

Total Repurchase Agreements — 34.4%		3,205,000,000

Total Investments — 102.2% (Cost — $9,515,238,600*)		9,515,238,600
Liabilities in Excess of Other Assets — (2.2)%		(200,915,386)

Net Assets — 100.0%		$9,314,323,214

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

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Schedule of Investments (unaudited) (continued) March 31, 2018	Treasury Money Market Master Portfolio

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at value
Bank of Nova Scotia	1.77%		03/29/18	04/02/18	10,000	$10,000	1,967	U.S. Treasury Obligation, 0.63%, due 2/15/43	10,135,100	10,200,523
BNP Paribas Securities Corp.	1.80%		03/29/18	04/02/18	1,000,000	1,000,000	200,000	U.S. Treasury Obligations, 0.00% to 8.75%, due 9/30/18 to 8/15/46	1,117,110,627	1,020,000,000
Citigroup Global Markets, Inc.	1.80	%(a)	03/29/18	04/02/18	225,000	225,000	45,000	U.S. Treasury Obligations, 0.00% to 2.88%, due 5/17/18 to 8/15/45	233,276,800	229,500,010
Credit Agricole Corp.	1.77%		03/29/18	04/02/18	550,000	$550,000	108,167	U.S. Treasury Obligations, 0.00% to 1.00%, due 6/07/18 to 8/31/19	567,617,300	561,000,065
HSBC Securities (USA), Inc.	1.78%		03/29/18	04/02/18	90,000	90,000	17,800	U.S. Treasury Obligations, 1.25% to 3.13%, due 9/30/18 to 2/15/43	90,939,553	92,014,190
	1.78%		03/29/18	04/02/18	200,000	200,000	39,556	U.S. Treasury Obligations, 1.38% to 6.88%, due 3/31/20 to 2/15/43	189,560,900	204,403,120
	1.76%		03/27/18	04/03/18	45,500	45,500	15,571	U.S. Treasury Obligations, 1.88% to 2.63%, due 11/15/20 to 10/31/22	46,480,200	46,442,998
	1.78%		03/29/18	04/05/18	86,500	86,500	29,939	U.S. Treasury Obligations, 1.25% to 1.88%, due 10/31/18 to 10/31/22	89,051,900	88,283,228

Total HSBC Securities (USA), Inc.						$422,000				$431,143,536

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.80%		03/29/18	04/02/18	8,000	8,000	1,600	U.S. Treasury Obligation, 1.38%, due 7/31/19	8,233,000	8,160,097
Mitsubishi UFJ Securities USA, Inc.	1.77%		03/29/18	04/02/18	500,000	500,000	98,333	U.S. Treasury Obligations, 0.13% to 8.75%, due 9/30/18 to 2/15/46	495,802,500	510,000,001
Natixis SA	1.80%		03/29/18	04/02/18	100,000	100,000	20,000	U.S. Treasury Obligations, 1.38% to 8.75%, due 6/30/18 to 11/15/46	99,513,700	102,000,001
TD Securities (USA) LLC	1.80%		03/29/18	04/02/18	390,000	390,000	78,000	U.S. Treasury Obligations, 4.50% to 4.75%, due 2/15/36 to 2/15/41	312,540,100	397,800,064

						$3,205,000				$3,269,804,297

(a)	Traded in a joint account.

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Schedule of Investments (unaudited) (continued) March 31, 2018	Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significantunobservable inputs used by the BlackRock Global Valuation MethodologiesCommittee (the “Global Valuation Committee”) in determining the price for Fair ValuedInvestments. Level 3 investments include equity or debt issued by privately held companiesor funds. There may not be a secondary market, and/or there are a limited number ofof investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the GlobalValuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in thse securities For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a):	$—	$9,515,238,600	$—	$9,515,238,600

(a)	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2018, there were no transfers between levels.

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Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alight Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	May 23, 2018

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	May 23, 2018